VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIEs that most significantly impacted our consolidated balance sheets are as follows:

(in thousands of $)	December 31, 2024 (1)	December 31, 2023
Assets:
Restricted cash and short-term deposits	—	3,350

Liabilities:
Current portion of long-term debt and short-term debt (Note 19)(2)	—	(79,453)
Accrued expenses(3)	—	(24,827)
Total liabilities	—	(104,280)

(1) As of December 31, 2024, the Company does not hold a controlling financial interest in any lessor SPVs, therefore no lessor VIEs balances were consolidated in our results.

(2) Where applicable, these balances were net of deferred finance charges (Note 19).

(3) Included accrued interest of lessor VIEs debt which, although previously consolidated into our results, we had no control over the arrangements negotiated by these lessor VIEs including the repayment profiles.

The most significant impact of the lessor VIE's operations are shown below:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Statements of operations:
Interest expense (1)	4,651	5,932	4,363	866
Statements of cash flows:
Net debt repayments	(32,119)	(39,306)	(47,742)	—
Net debt receipts	—	—	—	—
Financing costs paid	—	—	—	—
(1) During the Successor Period, the interest expense includes interest at contractual rates of $3.0 million (2023: $4.3 million) and amortization of fair value adjustments to assumed debt obligations upon acquisition of $1.6 million (2023: $1.6 million).